UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite  3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Amount	General Obligation Bonds (49.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (4.3%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,714,173

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,513,522
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,169,827

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,239,454

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	711,296

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	391,552
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	413,225
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	365,086

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,213,118

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,274,755

	Portland, Oregon Limited Tax, Improvement
785,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	811,973
1,965,000	4.000%, 06/01/24 Series A	Aa1/NR/NR	2,205,791

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	841,163

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA-/NR	1,723,466
1,750,000	5.000%, 06/01/29	NR/AA-/NR	1,992,620

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,658,675

	Total City & County		22,239,696

	Community College (5.8%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,111,738
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,487,198
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,432,498

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24 (pre-refunded)	NR/AA+/NR	1,188,164
2,000,000	5.000%, 06/15/25	NR/AA-/NR	2,418,420
1,235,000	5.000%, 06/15/25 (pre-refunded)	NR/AA+/NR	1,428,969
1,540,000	5.000%, 06/15/26 (pre-refunded)	NR/AA+/NR	1,781,872

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,647,654

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,096,190

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,162,515

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,058,121

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,040,750

	Total Community College		29,854,089

	Higher Education (2.8%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,222,470
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,162,365

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,313,014
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,293,119

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,550,747

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	812,210
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,182,859
875,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/AA+/NR	920,491
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/NR	595,990
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,099,590
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,098,770

	Total Higher Education		14,251,625

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	583,066
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	419,316

	Total Housing		1,002,382

	School District (24.3%)

	Clackamas County, Oregon School District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured Series B	Aa1/AA+/NR	8,885,840
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,234,478

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,145,280
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,084,473
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,004,732
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,131,860
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,198,160
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,074,916

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,122,596
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,299,333

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,280,330
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,280,037
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,162,840
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,241,495
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,358,980
500,000	5.000%, 06/15/34	Aa1/AA+/NR	555,885

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC Insured	Aa3/AA-/NR	2,041,082

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,848,872

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,993,289
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,208,942

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,290
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	816,300
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	5,978,750

	Hood River County, Oregon School District Refunding
385,000	3.000%, 06/15/15	NR/AA+/NR	394,818
250,000	4.000%, 06/15/16	NR/AA+/NR	265,148

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,182,315
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,571,423

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,097,220
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,204,960
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,104,570

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,641,108

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,471,775

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,047,660
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,238,265
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,167,319

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,765,416

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,571,853

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,512,315

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,964,568

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,301,689

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,764,105

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,977,041

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,111,051

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,714,788

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,569,624
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,104,628

	Washington County, Oregon School District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,549,251
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,883,009
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,033,195
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,402,189
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,098,260

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,693,074

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,359,421
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,551,206

	Total School Districts		125,342,024

	Special District (2.1%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,511,238

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,233,683
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,356,200

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,100,800

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,336,394
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,264,524

	Total Special District		10,802,839

	State of Oregon (8.7%)

	Oregon State
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	914,648

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,356,592
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	577,450

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,708,474
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,426,681
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,376,200

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,128,060
2,660,000	5.000%, 11/01/23 NPFG FGIC/ Insured (pre-refunded)	Aa2/AA/AA	2,948,450
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	3,264,356
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	1,634,949
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	4,300,747

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,381,703

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,577,980
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,326,780

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,305,795

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,587,100

	Total State of Oregon		44,815,965

	Water & Sewer (0.9%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,162,693

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,873,005

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,410,551

	Total Water & Sewer		4,446,249

	Total General Obligation Bonds		252,754,869

	Revenue Bonds (48.9%)

	City & County (5.1%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,576,281

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	616,003

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,969,318

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,343,444
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,984,975

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,078,300

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,843,152
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,088,524

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,020,700

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC Insured	A1/NR/NR	1,967,774
1,810,000	5.250%, 06/15/21 NPFG/ FGIC Insured	A1/NR/NR	1,883,957
2,030,000	5.000%, 06/15/23 NPFG/ FGIC Insured	A1/NR/NR	2,105,394

	Total City & County		26,477,822

	Electric (2.0%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,333,740

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,279,300

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,850,345

	Total Electric		10,463,385

	Higher Education (6.8%)

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,122,080

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,773,518

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,135,030
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,283,590

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,953,048
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,193,593
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,299,934

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,665,210

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,158,640

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,079,770
2,500,000	5.000%, 10/01/32	NR/A/NR	2,647,800

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,622,700

	Total Higher Education		34,934,913

	Hospital (11.1%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,258,625
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,460,893

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,030,230

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	554,275

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22 (pre-refunded)	Aa3/NR/NR	1,407,319

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/AA-/A+	9,267,258
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,333,460
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	5,043,420

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/A+/NR	2,179,420
3,000,000	4.500%, 03/15/18	A1/A+/NR	3,354,870
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,069,370
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,068,320

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,657,965
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,210,360
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,692,778
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,951,165
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,129,900

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,214,700
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,112,023

	Total Hospital		56,996,351

	Housing (1.0%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,342,750

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,495,418

	State of Oregon Housing and Community Services
1,310,000	4.650%, 07/01/25	Aa2/NR/NR	1,328,956
885,000	5.350%, 07/01/30	Aa2/NR/NR	924,480

	Total Housing		5,091,604

	Lottery (3.2%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,744,140
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,673,130
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/A+	3,311,970
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,840,225

	Total Lottery		16,569,465

	Transportation (6.6%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	784,950

	Oregon State Department Transportation Highway Usertax
1,200,000	5.000%, 11/15/22 Series A (pre-refunded)	Aa1/AAA/AA+	1,221,324
1,260,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/AA+	1,282,390
1,000,000	5.000%, 11/15/29 Series A (pre-refunded)	Aa1/AAA/AA+	1,017,770

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,178,805
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,341,862
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,906,387
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,275,100
1,040,000	5.000%, 11/15/26 Series A**	Aa1/AAA/AA+	1,259,201
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,194,680
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,795,376
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,352,376

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,909,931
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,898,714
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,354,780

	Total Transportation		33,773,646

	Water and Sewer (13.1%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA/NR	1,113,509

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,101,960

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	1,628,078

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,883,425

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	767,434

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,377,229

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,459,450

	Portland, Oregon Sewer System
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,776,273
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA-/NR	4,749,791
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA-/NR	4,982,991
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA-/NR	1,730,476

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,370,204

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,432,540

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,357,383

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured ETM	Aa3/AA/NR	1,047,360

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,053,150

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	A2/AA/NR	2,642,387
1,350,000	5.250%, 03/01/24 AGMC Insured	A2/AA/NR	1,356,683
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc. (pre-refunded)	NR/NR/NR*	1,055,400

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,288,169
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,012,900

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,375,202
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,575,200

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA/NR	1,130,382
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA/NR	1,659,735
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,076,632
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,913,241

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,227,002

	Total Water and Sewer		67,144,186

	Total Revenue Bonds		251,451,372

	Total Investments (cost $473,040,774-note b)	98.0%	504,206,241
	Other assets less liabilities	2.0	10,308,660
	Net Assets	100.0%	$514,514,901

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	9.7%
	Pre-refunded bonds ††/ Escrowed to Maturity bonds	7.5
	Aa of Moody's or AA of S&P or Fitch	61.3
	A of Moody's or S&P or Fitch	14.2
	Baa of Moody's or BBB of S&P	5.4
	Not rated*	1.9
		100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** Security purchased on a delayed delivery or when-issued basis.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $472,775,703 amounted to $31,430,538, which consisted of aggregate gross unrealized appreciation of $32,277,305 and aggregate gross unrealized depreciation of $846,767.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	504,206,241
Level 3 – Significant Unobservable Inputs	-
Total	$504,206,241

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The T's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 7, 2014